Accumulated Other Comprehensive Income - Details about AOCI components (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Net realized and unrealized gains (losses) on derivative instruments	$ (3,622)		$ 16,521	$ 53,123		$ 29,886		$ 7,798
Operating Expenses	(515,381)		(325,656)	(1,966,939)		(1,341,315)		(1,213,178)
Exchange gains (losses) before tax	33,819		(27,390)	(22,504)		37,568		28,243
Amounts reclassified from AOCI	(114,842)		(64,750)	(326,979)		(128,094)		(85,692)
Provision for income tax	(22,295)		(24,218)	19,161		(96,897)		(77,505)
Unrealized gains (losses) on investments
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	(117,114)	[1]	(74,781)	(346,911)	[2]	(143,330)	[2]	(119,970)	[2]
OTTI losses recognized in AOCI
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	2,311		9,936	18,987		14,082		32,193
Foreign Currency Translation Adjustments
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	0		0	0		87		206
Underfunded pension liability
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	0		0	1,145		812		1,440
Cash flow hedge
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	(39)		95	(200)		255		439
Life Funds Withheld Assets
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains (losses) on investments sold	34,416		52,738	223,272		5,067		0
OTTI on investments	(2,346)		(5,209)	(13,357)		(20,587)		0
Net adjustments related to future policy benefit reserves, net of tax	(22,053)		(11,954)	(125,747)		(21,786)
Net realized and unrealized gains (losses) on derivative instruments	(236,080)		(229,367)	(151,691)		(488,222)		$ 0
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	(114,842)		(64,750)	(326,979)		(128,094)
Provision for income tax	1,533		84	7,164		(1,974)
Total amount reclassified from AOCI, net of tax	(113,309)		(64,666)	(319,815)		(130,068)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized gains (losses) on investments
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains (losses) on investments sold	(116,988)		(78,551)	(316,508)		(175,639)
OTTI on investments	21,928		15,724	95,344		54,095
Amounts reclassified from AOCI	(117,114)		(74,781)	(346,911)		(143,330)
Provision for income tax	1,577		87	7,597		(1,593)
Total amount reclassified from AOCI, net of tax	(115,537)		(74,694)	(339,314)		(144,923)
Reclassification out of Accumulated Other Comprehensive Income [Member] | OTTI losses recognized in AOCI
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains (losses) on investments sold	2,313		9,875	18,014		11,848
OTTI on investments	(2)		61	973		2,234
Amounts reclassified from AOCI	2,311		9,936	18,987		14,082
Provision for income tax	(44)		(3)	(32)		(175)
Total amount reclassified from AOCI, net of tax	2,267		9,933	18,955		13,907
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI				0		87
Provision for income tax				0		0
Total amount reclassified from AOCI, net of tax				0		87
Reclassification out of Accumulated Other Comprehensive Income [Member] | Underfunded pension liability
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Operating Expenses				1,145		812
Provision for income tax				(401)		(206)
Total amount reclassified from AOCI, net of tax				744		606
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cash flow hedge
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	(39)		95	(200)		255
Provision for income tax	0		0	0		0
Total amount reclassified from AOCI, net of tax	(39)		95	(200)		255
Reclassification out of Accumulated Other Comprehensive Income [Member] | Life Funds Withheld Assets | Unrealized gains (losses) on investments
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Net adjustments related to future policy benefit reserves, net of tax	$ (22,054)		$ (11,954)	$ (125,747)		$ (21,786)

[1]	. As of December 31, 2015, the cumulative impact of the Shadow Adjustments was $274.4 million. During the three months ended March 31, 2016, net movements of $(17.0) million were recorded, resulting in a total cumulative net impact of Shadow Adjustments on future policy benefit reserves of $257.4 million as of March 31, 2016.
[2]	Included in these amounts is the impact of Shadow Adjustments. As of December 31, 2014, $445.1 million was recorded. During the year ended December 31, 2015, additional net impacts of $(170.7) million were recorded, resulting in a total cumulative net impact of Shadow Adjustments on future policy benefit reserves of $274.4 million at December 31, 2015.